SCHEDULE OF FAIR VALUE OF OPTION WITH ASSUMPTIONS (Details)	Sep. 30, 2022
Measurement Input, Expected Dividend Rate [Member] | Hudson Bay Warrant One [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.00
Measurement Input, Expected Dividend Rate [Member] | Palladium Capital One Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.00
Measurement Input, Expected Dividend Rate [Member] | BHP Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.00
Measurement Input, Option Volatility [Member] | Hudson Bay Warrant One [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	145.71
Measurement Input, Option Volatility [Member] | Palladium Capital One Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	145.71
Measurement Input, Option Volatility [Member] | BHP Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	145.71
Measurement Input, Risk Free Interest Rate [Member] | Hudson Bay Warrant One [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	3.79
Measurement Input, Risk Free Interest Rate [Member] | Palladium Capital One Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	3.79
Measurement Input, Risk Free Interest Rate [Member] | BHP Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	3.79
Measurement Input, Expected Term [Member] | Hudson Bay Warrant One [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life	2 years 6 months
Measurement Input, Expected Term [Member] | Palladium Capital One Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life	2 years 6 months
Measurement Input, Expected Term [Member] | BHP Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life	2 years 6 months